PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks - 91.5%
Issuer Shares Value ($)
Brazil - 4.1%
B3 SA - Brasil Bolsa Balcao 125,786 251,572
Banco BTG Pactual SA 43,444 163,792
Banco do Brasil SA 38,094 197,309
Banco Santander Brasil SA 42,145 226,842
Cia Siderurgica Nacional SA 15,052 67,531
Cyrela Brazil Realty SA Empreendimentos e
Participacoes 42,245 119,682
Embraer SA
(a)
22,300 99,369
Locaweb Servicos de Internet SA
(a),(b)
21,853 51,631
Magazine Luiza SA 85,585 110,938
Natura & Co. Holding SA
(a)
14,741 67,300
Notre Dame Intermedica Participacoes SA 6,640 71,943
Suzano SA
(a)
11,420 123,242
Vale SA 61,851 865,692
XP, Inc. BDR
(a)
3,006 86,613
Total 2,503,456
Chile - 0.5%
Cia Cervecerias Unidas SA 15,851 128,929
Empresas COPEC SA 24,666 190,669
Total 319,598
China - 0.3%
Silergy Corp. 1,084 196,881
Colombia - 0.4%
Grupo de Inversiones Suramericana SA 30,047 221,477
Denmark - 0.4%
Ascendis Pharma A/S ADR
(a)
1,897 255,203
India - 17.8%
Adani Enterprises Ltd. 6,569 151,063
Adani Green Energy Ltd.
(a)
5,734 102,611
Adani Ports & Special Economic Zone Ltd. 19,452 191,103
Axis Bank Ltd.
(a)
41,305 377,040
Bharti Airtel Ltd.
(a)
31,830 292,798
Cipla Ltd. 9,417 119,601
HCL Technologies Ltd. 14,328 254,253
HDFC Bank Ltd. ADR 20,485 1,332,959
Housing Development Finance Corp. Ltd. 23,593 820,900
ICICI Bank Ltd. ADR 61,303 1,213,186
IndusInd Bank Ltd. 9,154 109,370
Infosys Ltd. ADR 59,360 1,502,402
ITC Ltd. 100,350 294,358
JSW Steel Ltd. 11,469 101,204
Kotak Mahindra Bank Ltd. 16,651 402,322
Larsen & Toubro Ltd. 14,068 358,799
Laurus Labs Ltd.
(b)
12,808 92,852
Mahindra & Mahindra Ltd. 15,960 179,738
Reliance Industries Ltd. GDR
(b)
17,901 1,144,769
SBI Cards & Payment Services Ltd.
(a)
8,084 100,936
State Bank of India GDR 5,314 327,874
Sun Pharmaceutical Industries Ltd. 15,433 175,578
Tata Motors Ltd. ADR
(a)
11,460 367,751
Tata Steel Ltd. 10,937 163,528
UPL Ltd. 8,675 87,187
Vedanta Ltd. ADR 14,505 266,312
Wipro Ltd. 22,868 220,064
Total 10,750,558
Indonesia - 2.5%
PT Astra International Tbk 444,769 177,877
PT Bank Central Asia Tbk 1,407,956 721,142
PT Bank Mandiri Persero Tbk 680,996 335,660
Common Stocks (continued)
Issuer Shares Value ($)
PT Telkom Indonesia Persero Tbk 973,618 275,981
Total 1,510,660
Malaysia - 3.0%
Dialog Group Bhd 349,424 219,753
IHH Healthcare Bhd 257,714 454,062
Petronas Dagangan Bhd 72,848 360,218
Tenaga Nasional Bhd 310,876 696,971
Top Glove Corp. Bhd 117,900 73,298
Total 1,804,302
Mexico - 3.3%
Cemex SAB de CV Series CPO
(a)
256,789 175,542
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(a)
62,447 112,109
Fomento Economico Mexicano SAB de CV
Series UBD 20,527 159,803
Grupo Bimbo SAB de CV Series A 136,000 418,467
Grupo Mexico SAB de CV Series B 92,807 404,922
Grupo Televisa SAB Series CPO 39,526 74,455
Wal-Mart de Mexico SAB de CV 169,713 631,002
Total 1,976,300
Philippines - 0.9%
Manila Electric Co. 33,770 195,497
SM Investments Corp. 17,072 315,711
Total 511,208
Poland - 1.3%
Powszechna Kasa Oszczednosci Bank
Polski SA
(a)
37,112 413,716
Powszechny Zaklad Ubezpieczen SA 39,110 343,028
Total 756,744
Russia - 5.2%
Gazprom PJSC ADR 82,226 759,768
LUKOIL PJSC ADR 9,357 837,452
MMC Norilsk Nickel PJSC ADR 12,515 383,710
Mobile TeleSystems PJSC ADR 32,416 257,707
Sberbank of Russia PJSC ADR 57,096 916,391
Total 3,155,028
South Africa - 5.9%
Anglo American Platinum Ltd. 1,907 217,079
Bid Corp. Ltd. 16,575 339,008
Bidvest Group Ltd. (The) 28,274 335,621
Capitec Bank Holdings Ltd. 1,098 140,332
FirstRand Ltd. 126,001 480,004
Gold Fields Ltd. 16,682 182,018
Impala Platinum Holdings Ltd. 10,698 150,817
MTN Group Ltd.
(a)
23,664 253,113
Naspers Ltd. Class N 5,836 903,922
Sasol Ltd.
(a)
7,814 126,806
Shoprite Holdings Ltd. 25,157 329,248
Sibanye Stillwater Ltd. 44,075 135,594
Total 3,593,562
South Korea - 17.1%
Celltrion Healthcare Co. Ltd. 1,336 90,148
Celltrion , Inc. 1,969 327,893
Hana Financial Group, Inc. 7,391 261,444
HMM Co. Ltd.
(a)
4,508 102,011
Hyundai Mobis Co. Ltd. 1,088 232,930
Hyundai Motor Co. 2,728 479,623
Kakao Corp. 5,072 480,000
KB Financial Group, Inc. 9,356 432,875
Kia Corp.
(a)
5,340 369,252
LG Chem Ltd.
(a)
521 269,539

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2021 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
LG Electronics, Inc. 2,798 324,815
NAVER Corp.
(a)
2,241 713,538
POSCO 1,476 340,830
Samsung Electro-Mechanics Co. Ltd.
(a)
2,318 385,115
Samsung Electronics Co. Ltd. 54,404 3,583,456
Samsung SDI Co. Ltd. 943 519,592
Shinhan Financial Group Co. Ltd. 13,484 417,423
SK Hynix, Inc. 7,834 863,305
SK Innovation Co. Ltd.
(a)
632 126,799
Total 10,320,588
Taiwan - 25.0%
ASE Technology Holding Co. Ltd. 29,486 113,502
AU Optronics Corp. 158,047 130,816
Catcher Technology Co. Ltd. 26,731 151,205
Chang Hwa Commercial Bank Ltd. 363,160 223,144
China Steel Corp. 252,135 322,152
Chipbond Technology Corp. 117,805 284,006
Chunghwa Telecom Co. Ltd. 118,167 497,577
CTBC Financial Holding Co. Ltd. 368,073 345,231
Delta Electronics, Inc. 14,741 146,520
Eva Airways Corp.
(a)
203,571 205,653
Evergreen Marine Corp. Taiwan Ltd. 37,211 191,657
Far Eastern New Century Corp. 338,868 358,869
Far EasTone Telecommunications Co. Ltd. 173,288 404,612
Formosa Chemicals & Fibre Corp. 54,863 160,224
Formosa Petrochemical Corp. 53,998 187,169
Formosa Plastics Corp. 130,129 489,154
Hon Hai Precision Industry Co. Ltd. 200,858 755,023
Innolux Corp. 174,494 123,616
Largan Precision Co. Ltd. 1,920 171,063
Makalot Industrial Co. Ltd. 22,085 197,166
MediaTek , Inc. 20,616 886,726
Nan Ya Plastics Corp. 184,625 569,884
Novatek Microelectronics Corp. 7,376 143,697
President Chain Store Corp. 19,196 189,761
Taiwan Business Bank 679,475 243,135
Taiwan Mobile Co. Ltd. 126,872 458,568
Taiwan Semiconductor Manufacturing Co.
Ltd. 283,543 6,302,777
Uni -President Enterprises Corp. 120,389 298,503
United Microelectronics Corp. 152,945 359,324
Wan Hai Lines Ltd. 16,205 116,265
Yang Ming Marine Transport Corp.
(a)
24,313 106,331
Total 15,133,330
Tanzania - 0.4%
AngloGold Ashanti Ltd. 11,504 236,928
Thailand - 3.1%
BTS Group Holdings PCL NVDR 1,482,594 414,975
CP ALL PCL NVDR 136,798 241,613
Delta Electronics Thailand PCL NVDR 6,700 82,634
Gulf Energy Development PCL NVDR 73,400 100,525
Home Product Center PCL NVDR 517,713 224,722
Ratch Group PCL 122,792 165,414
Siam Cement PCL (The) 14,401 166,406
Siam Commercial Bank PCL (The) 73,813 280,624
Thai Union Group PCL NVDR 339,329 198,082
Total 1,874,995
Turkey - 0.3%
Turkiye Petrol Rafinerileri AS
(a)
14,933 173,622
Common Stocks (continued)
Total Common Stocks
(Cost: $48,703,613) 55,294,440
Preferred Stocks - 3.0%
Issuer Shares Value ($)
Brazil - 2.7%
Azul SA Preference Shares
(a)
28,281 123,685
Banco Bradesco SA Preference Shares 101,622 350,477
Banco Inter SA Banco Bradesco SA
Preference Shares
(b)
27,304 46,765
Itau Unibanco Holding SA Preference Shares 95,542 359,355
Itausa SA Preference Shares 153,983 246,870
Petroleo Brasileiro SA Preference Shares 98,794 504,612
Total 1,631,764
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 4,165 212,596
Total Preferred Stocks
(Cost: $2,252,274) 1,844,360
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
214,691 214,691
Total Money Market Funds
(Cost: $214,691) 214,691
Total Investments in Securities
(Cost: $51,170,578) 57,353,491
Other Assets & Liabilities, Net 3,090,086
Net Assets 60,443,577

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2021 (Unaudited)
| 3
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2021, the total value of these securities amounted to $1,336,017, which represents 2.21% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2021.
Abbreviation Legend
ADR American Depositary Receipts
BDR Brazilian Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT279_03_M01_(02/22)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.